Material Accounting Policies - Intangibles, Impairment, Benefits, Selling, Taxes, Share-based payments arrangements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) agreement item age		Dec. 31, 2023 MXN ($) agreement item age	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of significant accounting policies [line items]
Intangible assets renewable term	10 years		10 years
Impairment of long-lived assets	$ 74	[1]	$ 1,248	$ 833	$ 1,427
Number of years of service for retirement benefits	10 years		10 years
Benefit payment, number of days wages | item	12		12
Years of service for seniority retirement benefits	15 years		15 years
Distribution costs | $			$ 34,615	$ 30,721	$ 26,023
Income tax rate	30.00%		30.00%	30.00%	30.00%
Percentage of share options granted in share based payment arrangement	33.00%		33.00%
Share based payment arrangement, vesting period	3 years		3 years
Long-term alcohol licenses
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	12 years		12 years
Bottom of range
Disclosure of significant accounting policies [line items]
Revenue, payment terms	0 days		0 days
Bottom of range | Customer relationships
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years		6 years
Bottom of range | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years		3 years
Top of range
Disclosure of significant accounting policies [line items]
Revenue, payment terms	90 days		90 days
Top of range | Customer relationships
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	25 years		25 years
Top of range | Information technology and management system costs
Disclosure of significant accounting policies [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years		10 years
Mexico
Disclosure of significant accounting policies [line items]
Number of bottling agreements	4		4
Minimum age for retirement benefits | age	60		60
Income tax rate	30.00%		30.00%	30.00%	30.00%
Brazil
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Income tax rate	34.00%		34.00%	34.00%	34.00%
Guatemala
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Number of bottling agreements, after renewal	2		2
Income tax rate	25.00%		25.00%	25.00%	25.00%
Argentina
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Income tax rate	35.00%		35.00%	35.00%	30.00%
Colombia
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Income tax rate	35.00%		35.00%	35.00%	31.00%
Panama
Disclosure of significant accounting policies [line items]
Income tax rate	25.00%		25.00%	25.00%	25.00%
Panama | Bottom of range
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Costa Rica
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Income tax rate	30.00%		30.00%	30.00%	30.00%
Nicaragua
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Income tax rate	30.00%		30.00%	30.00%	30.00%
Uruguay
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1
Income tax rate	25.00%		25.00%	25.00%	25.00%
Venezuela
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1		1

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3